Due to Trust Account, Short-term Borrowings and Long-term Debt (Narrative) (Detail) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 JPY (¥)
Debt Instrument [Line Items]
Unused lines of credit for financing	¥ 4,741,464			¥ 4,408,245
Aggregated principal amount of long term debt issued	¥ 100,000
Minimum TLAC ratio, required by March 31, 2022, over risk weighted assets	18.00%
Minimum TLAC ratio, required by March 31, 2022, over leverage ratio denominator	6.75%
Basel III
Debt Instrument [Line Items]
Floor of Common Equity Tier 1 ratio, which leads the Group's discretion over unsecured perpetual subordinated Additional Tier 1 notes	5.125%
Unsecured Perpetual Subordinated Additional Tier 1 Notes | Basel III
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 40,000
Bonds for TLAC | Euro
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	68,350		€ 500
Bonds for TLAC | Dollars
Debt Instrument [Line Items]
Aggregated principal amount of long term debt issued	¥ 1,383,007	$ 11,300